Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation [Abstract]
Disclosure of Income Taxes Recognized in Comprehensive Income
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2020 $000s	2019 $000s	2018 $000s
As of December 31
Income/(loss) for the year	4,568	366,065	(70,659)
Income tax expense/(benefit)	14,401	112,409	2,221
Income/(loss) before taxes	18,969	478,474	(68,438)

Disclosure of recognized income tax expense	Recognized income tax expense/(benefit):

	2020 $000s	2019 $000s	2018 $000s
As of December 31
Federal	21,796	—	2
Foreign	—	—	—
State	—	—	496
Total current income tax expense/(benefit)	21,796	—	498
Federal	(7,349)	83,776	2,034
Foreign	—	—	(311)
State	(46)	28,633	—
Total deferred income tax expense/(benefit)	(7,395)	112,409	1,723
Total income tax expense/(benefit), recognized	14,401	112,409	2,221
The tax expense was $14.4 million, $112.4 million and $2.2 million in 2020, 2019 and 2018 respectively. The decrease in tax expense is primarily the result of the decrease in profit before tax.

Disclosure of Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2020		2019		2018
As of December 31	$000s	%	$000s	%	$000s	%
Weighted-average statutory rate	3,984	21.00	97,183	21.00	(14,372)	21.00
Effects of state tax rate in U.S.	1,844	9.72	22,111	4.78	(3,267)	4.77
R&D and orphan drug tax credits	(5,642)	(29.74)	(6,321)	(1.37)	(3,268)	4.78
Share-based payment measurement	327	1.73	433	0.09	3,429	(5.01)
Mark-to-market adjustments	919	4.84	3,725	0.80	(3,745)	5.47
Transaction Costs	361	1.91	—	0.00	—	0.00
Interest Expense	(2,258)	(11.91)	1,030	0.22	—	0.00
Executive Compensation	827	4.36	—	0.00	—	0.00
Accretion on preferred shares	—	0.00	—	0.00	22	(0.03)
Deconsolidation adjustments	—	0.00	(13,658)	(2.95)	9,688	(14.16)
Mark-to-market investment in subsidiary	—	0.00	—	0.00	(55)	0.08
Income of partnerships not subject to tax	—	0.00	—	0.00	(78)	0.11
Recognition of deferred tax assets not previously recognized	—	0.00	(6,251)	(1.35)	—	0.00
Current year losses for which no deferred tax asset is recognized	13,948	73.53	14,514	3.14	13,012	(19.01)
Other	91	0.48	(356)	(0.06)	854	(1.25)
	14,401	75.92	112,409	24.29	2,221	(3.25)
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Disclosure of deferred taxes
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2020 $000s	2019 $000s
As of December 31
Operating tax losses	39,901	68,690
Capital loss carryovers	—	2,292
Research credits	10,805	9,931
Share-based payments	5,429	9,711
Deferred revenue	358	1,125
Lease Liability	9,657	10,339
Other temporary differences	2,078	2,117
Deferred tax assets	68,228	104,205
Investment in subsidiaries	(120,676)	(173,069)
ROU asset	(5,491)	(6,115)
Fixed assets	(3,588)	(3,225)
Other temporary differences	(27)	—
Deferred tax liabilities	(129,782)	(182,409)
Deferred tax assets (liabilities), net	(61,554)	(78,204)
Deferred tax liabilities, net, recognized	108,626	115,445

Deferred tax assets, net, recognized	—	(142)
Deferred tax assets (liabilities), net, not recognized	47,072	37,099
We have recognized deferred tax assets related to entities in the U.S. Federal and Massachusetts consolidated return groups due to future reversals of existing taxable temporary differences that will be sufficient to recover the net deferred tax assets. Our remaining deferred tax assets have not been recognized because it is not probable that future taxable profits will be available to support their realizability.